UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2006


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, October 17, 2006


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    66
Form 13F information Table Value Total:    $41,212

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATI Technologies Inc.          COM              001941103     1073    50000 SH       SOLE                    50000
Advo, Inc.                     COM              007585102      727    26000 SH       SOLE                    26000
Alderwoods Group, Inc.         COM              014383103      866    43680 SH       SOLE                    43680
Andrew Corporation             COM              034425108      509    55000 SH       SOLE                    55000
Andrx Corp                     ANDRX GROUP      034553107      635    26000 SH       SOLE                    26000
Aramark Corporation            CL B             038521100      329    10000 SH       SOLE                    10000
Atlas Cold Storage Income Trus COM              049241102      524    78600 SH       SOLE                    78600
Aztar Corporation              COM              054802103      795    15000 SH       SOLE                    15000
Bairnco Corporation            COM              057097107      444    37000 SH       SOLE                    37000
Biomet Inc.                    COM              090613100      418    13000 SH       SOLE                    13000
Boston Scientific Corporation  COM              101137107      311    20996 SH       SOLE                    20996
Click Commerce, Inc.           COM NEW          18681d208      859    38000 SH       SOLE                    38000
Commercial Capital Bancorp     COM              20162l105      717    45000 SH       SOLE                    45000
Computer Horizons Corp.        COM              205908106      920   230052 SH       SOLE                   230052
Constellation Energy Group     COM              210371100      580     9800 SH       SOLE                     9800
Correctional Properties Trust  COM              15235h107      381    12000 SH       SOLE                    12000
Darden Restaurants, Inc.       COM              237194105      595    14000 SH       SOLE                    14000
Excel Technology, Inc.         COM              30067t103      444    15000 SH       SOLE                    15000
FLAG Financial Corporation     COM              33832h107      225     9000 SH       SOLE                     9000
FileNET Corporation            COM              316869106      958    27500 SH       SOLE                    27500
Fisher Scientific Internationa COM NEW          338032204      704     9000 SH       SOLE                     9000
Giant Industries, Inc.         COM              374508109      974    12000 SH       SOLE                    12000
HCA, Inc.                      COM              404119109      449     9000 SH       SOLE                     9000
Huntsman Corporation           COM              447011107      546    30000 SH       SOLE                    30000
I-many, Inc.                   COM              44973q103      641   320559 SH       SOLE                   320559
Interchange Financial Services COM              458447109      235    10400 SH       SOLE                    10400
Intermagnetics General Corpora COM              458771102      880    32524 SH       SOLE                    32524
International Display Works, I COM              459412102      590    92556 SH       SOLE                    92556
Intrawest Corporation          COM NEW          460915200      518    15000 SH       SOLE                    15000
Keyspan Energy Corp.           COM              49337w100      453    11000 SH       SOLE                    11000
Lucent Technologies Inc.       COM              549463107      234   100000 SH       SOLE                   100000
MRO Software, Inc.             COM              55347w105      531    20700 SH       SOLE                    20700
Maritrans Inc.                 COM              570363101      878    24000 SH       SOLE                    24000
Maverick Tube Corporation      COM              577914104      908    14000 SH       SOLE                    14000
McData Corporation Cl A        CL A             580031201      201    40000 SH       SOLE                    40000
McData Corporation Cl B        CL B             580031102      789   160000 SH       SOLE                   160000
Mercury Interactive Corporatio COM              589405109      773    15000 SH       SOLE                    15000
Micro Linear Corporation       COM              594850109      570   200000 SH       SOLE                   200000
Monolithic System Technology I COM              609842109      124    18445 SH       SOLE                    18445
MortgageIT Holdings Inc.       COM              61915q108      282    20000 SH       SOLE                    20000
Mossimo Inc.                   COM              619696107      661    84200 SH       SOLE                    84200
NS Group, Inc.                 COM              628916108      904    14000 SH       SOLE                    14000
Northwestern Corporation       COM NEW          668074305      822    23500 SH       SOLE                    23500
Opinion Research Corporation   COM              683755102      579    50100 SH       SOLE                    50100
PETCO Animal Supplies, Inc.    COM NEW          716016209      458    16000 SH       SOLE                    16000
Radica Games Limited           COM              010104602      876    76000 SH       SOLE                    76000
Rent-Way, Inc.                 COM              76009u104      871    83000 SH       SOLE                    83000
Reptron Electronics, Inc.      COM              76026w208       47    93983 SH       SOLE                    93983
Republic Companies Group Inc.  COM              760349100      829    41700 SH       SOLE                    41700
Riviera Holdings Corporation   COM              769627100      458    22400 SH       SOLE                    22400
Royal Group Technologies Limit COM              779915107      440    38000 SH       SOLE                    38000
S1 Corporation                 COM              78463b101      443    96135 SH       SOLE                    96135
Saxon Capital Inc.             COM              80556t106      842    60000 SH       SOLE                    60000
Stone Energy Corporation       COM              861642106      607    15000 SH       SOLE                    15000
Symbol Technologies, Inc.      COM              871508107     1040    70000 SH       SOLE                    70000
Texas Regional BancShares, Inc CL A VTG         882673106      961    25000 SH       SOLE                    25000
The Reynolds and Reynolds Comp CL A             761695105      869    22000 SH       SOLE                    22000
TriPath Imaging, Inc.          COM              896942109      831    92000 SH       SOLE                    92000
Trizec Properties, Inc.        COM              89687p107      578    20000 SH       SOLE                    20000
United States Steel Corporatio COM              912909108      744    12905 SH       SOLE                    12905
Univision Communications Inc.  COM              914906102      858    25000 SH       SOLE                    25000
Venture Catalyst Incorporated  COM              92326q106      215    85693 SH       SOLE                    85693
Warrior Energy Service Corpora COM              936258102      955    37100 SH       SOLE                    37100
WatchGuard Techonologies, Inc. COM              941105108      594   139670 SH       SOLE                   139670
West Corporation               COM              952355105      483    10000 SH       SOLE                    10000
WiderThan Co Ltd. ADR          SPONS ADR        967593104      653    39000 SH       SOLE                    39000